Description of Organization and Business Operations - Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - USD ($)				4 Months Ended	6 Months Ended
	Jun. 30, 2021	Nov. 10, 2020	Oct. 26, 2020	Dec. 31, 2020	Jun. 30, 2021
Share price	$ 10.00	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance initial public offering				$ 259,169,000
Payment of stock issuance costs				5,277,626
Deferred underwriting commissions				9,070,915
Proceeds from issuance of private placement				8,183,380
Proceeds from issuance of common stock		$ 259,200,000
Investment Maturity Period		185 days
Share redemption price per share	$ 10.00				$ 10.00
Minimum net tangible assets required for business combination	$ 5,000,001			$ 5,000,001	$ 5,000,001
Percentage of threshold on redemption of public shares				15.00%
Percentage of shares redeemed on non completion of business combination				100.00%
Minimum period required for completion of business combination from the date of closing IPO				24 months
Maximum expected dissolution expense	$ 100,000			$ 100,000
Minimum period required for completion of business combination	24 months			24 months
Cash	$ 700,000			$ 1,900,000	700,000
Working capital	$ 4,400,000			1,700,000	$ 4,400,000
King Pubco Inc [Member]
Number of shares subscribed	22,500,000				22,500,000
Aggregate purchase price of shares subscribed	$ 225,000,000				$ 225,000,000
IPO [Member]
Payment of stock issuance costs			$ 14,400,000
Sponsor [Member]
Proceeds from related party to meet expense				25,000	25,000
Proceeds from related party debt				$ 128,000	$ 128,000
Sponsor [Member] | Private Placement [Member]
Share price		$ 10.00
Class of warrants or rights subscribed but unissued		75,000
Minimum [Member]
Percentage of fair value of net assets held in trust account	80.00%			80.00%	80.00%
Minimum [Member] | Business Combinations [Member]
Business acquisition, percentage of voting interests acquired	50.00%			50.00%	50.00%
Common Class A [Member]
Stock shares issued during the period shares new issues				25,916,900
Share price	$ 18.00			$ 18.00	$ 18.00
Common Class A [Member] | IPO [Member]
Stock shares issued during the period shares new issues			25,000,000		8,333,333
Share price			$ 10.00
Proceeds from issuance initial public offering			$ 250,000,000.0
Payment of stock issuance costs			14,500,000
Deferred underwriting commissions			$ 8,800,000
Common Class A [Member] | Over-Allotment Option [Member]
Stock shares issued during the period shares new issues		916,900	3,750,000
Share price			$ 10.00
Proceeds from issuance initial public offering		$ 9,200,000
Payment of stock issuance costs		500,000
Deferred underwriting commissions		300,000
Proceeds from issuance of private placement		$ 183,380,000,000
Common Class A [Member] | Private Placement [Member]
Stock shares issued during the period shares new issues		800,000
Share price		$ 10.00
Proceeds from issuance of private placement		$ 8,000,000.0
Common Class A [Member] | Overallotment Private Placement [Member]
Stock shares issued during the period shares new issues		18,338
Proceeds from issuance of private placement		$ 183,380,000,000